Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	June 30, 2017	December 31, 2016
Cash and cash equivalents	6,397	12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	1,250	1,500
Total cash and cash equivalents and restricted cash shown in the statement of cash flows	9,197	15,908

Amounts in restricted cash include $2,250 of restricted deposits as contractually required under the loan facility with Northern Shipping Fund III LP, or NSF (Note 8), $500 of minimum liquidity requirements as per the Amsterdam Trade Bank N.V. loan agreement (Note 8) and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company's financial institutions.